Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Net Loss Per Share [Abstract]
Schedule of Earnings Per Share	The following table sets forth the computation of (loss) earnings per share:
	For the three months ended		For the six months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Numerator
Net loss – basic and diluted	$(2,115,512)	$(2,817,574)	$(7,118,223)	$(4,723,407)

Denominator
Weighted average shares used to compute net loss per share, basic and diluted	6,009,372	3,504,181	5,877,005	3,166,912

Net loss per share – basic and diluted	$(0.35)	$(0.80)	$(1.21)	$(1.49)
The following table sets forth the computation of (loss) earnings per share:
	Years Ended December 31,
	2023	2022
Numerator
Net loss – basic and diluted	$(13,763,658)	$(12,073,260)

Denominator
Weighted average shares used to compute net loss per share, basic and diluted	3,585,440	2,755,543

Net loss per share – basic and diluted	$(3.84)	$(4.38)

Schedule of Potentially Dilutive Outstanding Securities	The following potentially dilutive outstanding securities for the six months ended June 30, 2024, and 2023 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the year, see below:
	For the six months ended
	June 30, 2024	June 30, 2023
Warrants	2,453,311	1,497,448
Common Share options	815,974	843,443
ACI Canada legacy performance options	265,642	338,842
Total anti-dilutive features	3,534,927	2,679,733
The following potentially dilutive outstanding securities for the years ended December 31, 2023 and 2022 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the year, see below:
	For the Years Ended
	December 31, 2023	December 31, 2022
Warrants	1,749,193	639,250
Common Share options	826 888	220,243
ACI Canada legacy performance options	272,842	380,842
Total anti-dilutive features	2,848,923	1,240,335